Expense Example - DF Tactical 30 ETF - DF Tactical 30 ETF [Default Label]	Jul. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 224